Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Common Stock Warrants
Schedule of Warrants to Purchase Common Stock Outstanding

The following is a summary of information about our warrants to purchase common stock outstanding at December 31, 2021.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.25-$0.50	11,011,650	3.31 years	$0.25-$0.50	11,011,650	$0.25-$0.50

Schedule of Fair Value Assumption of Warrants

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2021	2020

Average risk-free interest rates	0.47%	0.30%
Average expected life (in years)	3.00	5.00
Volatility	197%	305%

Schedule of Warrants Activity

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2019	-	$-
Warrants granted	7,511,650	0.25
Balance, December 31, 2020	7,511,650	0.25
Warrants granted	3,500,000	0.39
Balance, December 31, 2021	11,011,650	$0.30

Exercisable, December 31, 2021	11,011,650	$0.30